Selected Quarterly Financial Data (Unaudited) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 430	$ 422	$ 406	$ 399	$ 403	$ 431	$ 389	$ 402	$ 1,657	$ 1,625	$ 1,637
Interest expense	167	171	171	158	157	172	172	182	667	683	843
Provision for finance receivable losses	109	78	73	79	87	85	80	100	339	352	371
Total other revenues	81	49	59	54	(38)	602	90	91	243	745	161
Total other expenses	198	182	186	169	172	182	152	151	735	657	709
Income (loss) before provision for (benefit from) income taxes	37	40	35	47	(51)	594	75	60	159	678	(125)
Provision for (benefit from) income taxes	4	5	0	9	(17)	198	29	23	18	233	(49)
Net income (loss)	33	35	35	38	(34)	396	46	37	141	445	(76)
Net income attributable to non-controlling interests	29	32	33	33	22	26	0	0	127	48	0
Net income attributable to Springleaf Finance Corporation	$ 4	$ 3	$ 2	$ 5	$ (56)	$ 370	$ 46	$ 37	$ 14	$ 397	$ (76)